General information	6 Months Ended
Jun. 30, 2026
General information
General information

1General information

Vertical Aerospace Ltd (the “Company”, or the “Group” if together with its subsidiaries) is incorporated under the Companies Law (as amended) of the Cayman Islands. The address of its principal executive office is: Unit 1 Camwal Court, Bristol, United Kingdom. The Group’s main operations are in the United Kingdom and these financial statements are presented in pounds sterling and all values are rounded to the nearest thousand (£ 000) except when otherwise indicated.

These financial statements were authorized for issue by the Company’s Board of Directors, on August 12, 2026.

Principal activities

The principal activity of the Company and its wholly owned subsidiary, Vertical Aerospace Group Ltd (“VAGL”), is the development and commercialization of vertical take-off and landing electrically powered (“eVTOL”), and hybrid-electrically powered, aircraft.